Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	63,097,323
Proposed Maximum Offering Price per Unit	0.415
Maximum Aggregate Offering Price	$ 26,185,389.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,616.20
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended. Consists of shares of common stock offered by selling stockholders. Estimated solely for the purpose of calculating the registration fees pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low prices of the common stock as quoted on the OTCQB on February 25, 2026, which was $0.415.